Intangible assets and goodwill - Key assumptions used in the impairement assessent of Indonesia Cash-Generating Units (Details) - Indonesia	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	13.50%	12.20%
Terminal growth rate	2.50%	1.60%